TANGIBLE ASSETS - Minimum Lease Payments (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments receivable, at present value	$ 4,901	$ 5,268
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments receivable, at present value	2,313	2,833
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments receivable, at present value	$ 2,588	$ 2,435